Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Generally, the board of directors approves grants of annual equity awards to the NEOs with a grant date to be effective either in February, well in advance of our earnings release, or March following the filing of our Annual Report on Form 10-K, which are typically times when there is no material nonpublic information (MNPI). However, in connection with the appointment of new officers, the board of directors may approve grants to be effective at other times in connection with or shortly following the individual’s start date. During fiscal 2025, we did not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

During fiscal 2025, we did not grant stock options to any NEOs in the period beginning four business days before, and ending one business day after, the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that discloses material nonpublic information.

Award Timing Method	Generally, the board of directors approves grants of annual equity awards to the NEOs with a grant date to be effective either in February, well in advance of our earnings release, or March following the filing of our Annual Report on Form 10-K, which are typically times when there is no material nonpublic information (MNPI).
Award Timing Predetermined	true
Award Timing, How MNPI Considered	During fiscal 2025, we did not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false